Summary of Significant Accounting Policies - Property, equipment and software, net (Details)	12 Months Ended
Dec. 31, 2019
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years